Intangible assets (Tables)	12 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets	The estimated useful lives of intangible assets for the years ended June 30, 2023 and 2022 are as follows:

Customer relationship	9 years
Purchase contacts	4 years
Software and other	5 years

Disclosure of reconciliation of changes in intangible assets and goodwill	Intangible assets balance is as follows:

	Goodwill	Customer relationship	Purchase contracts and brands	Software and other	Total
Cost:
At June 30, 2020	259,526	138,179	204	4,599	402,508
Additions	—	—	—	32,015	32,015
Business combinations	137,190	118,046	14,827	1,966	272,029
At June 30, 2021	396,716	256,225	15,031	38,580	706,552
Additions	—	—	—	17,793	17,793
Business combinations (i)	71,348	45,922	8,764	—	126,034
Translation adjustment	(1,559)	(670)	(1,949)	—	(4,178)
Other (ii)	(14,531)	—	—	—	(14,531)
At June 30, 2022	451,974	301,477	21,846	56,373	831,670
Additions	—	—	—	5,025	5,025
Business combinations (i)	98,890	50,600	1,207	—	150,698
Other (iii)	(3,201)	—	—	—	(3,201)
Translation adjustment	(998)	(666)	(48)	(10)	(1,722)
At June 30, 2023	546,665	351,412	23,005	61,388	982,470
Amortization:
At June 30, 2020	—	19,344	4	676	20,024
Amortization for the year	—	26,416	1,081	2,221	29,718
At June 30, 2021	—	45,760	1,085	2,897	49,742
Amortization for the year	—	43,742	5,844	8,021	57,607
At June 30, 2022	—	89,502	6,929	10,918	107,349
Amortization for the year	—	50,263	8,983	8,682	67,928
At June 30, 2023	—	139,765	15,912	19,600	175,277
At June 30, 2022	451,974	211,975	14,917	45,455	724,321
At June 30, 2023	546,665	211,646	7,093	41,788	807,192
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(i)Balances arising from business combinations (Note 21).
(ii)Balances arising from the adjustment in the purchase price from acquisition of Desempar and Cultivar, which occurred in the year ended June 30, 2021. The consideration for each acquisition was subject to post-closing price adjustments, based on the working capital variations of the purchased company.
(iii)Balance arising from the adjustment in the purchase price from acquisition of Agrozap, which occurred in the year ended June 30, 2022. The consideration for the acquisition was subject to post-closing price adjustment, based on the working capital variations of the purchased company.